Summary of Significant Accounting Policies - Other Warrant Expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Archer Aviation Inc
Debt Instrument [Line Items]
Other warrant expense	$ 0	$ 0	$ 78,208	$ 0